                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


--------------------------------------------------------------------------------

1.   Name and address of issuer:

     Value Line Intermediate Bond Fund, Inc.
     (Formerly the Value Line Adjustable Rate U.S.
     Government Securities Fund, Inc.)

--------------------------------------------------------------------------------

2. Name of each series or class of funds for which this notice is filed:

              Common Stock - par value $.001

--------------------------------------------------------------------------------

3.   Investment Company Act File Number:   811-6482


     Securities Act File Number:   33-44133


--------------------------------------------------------------------------------

4.   Last day of fiscal year for which this notice is filed:

             October 31, 1996

--------------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the Fiscal year but before termination of the issuer's 24f-2 declaration:


                                                            /  /

--------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


                                                            /  /

--------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


                                 0


--------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 0


--------------------------------------------------------------------------------

9. Number and aggregate sale price of securities sold during the fiscal year.

        127,591 shares                            $1,105,303


--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          127,591 shares                          $1,105,303


--------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


          70,805 shares                           $604,879

--------------------------------------------------------------------------------

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                $ 1,105,303
                                                                 ---------------

     (ii)   Aggregate price of shares issued in connection with
            dividend reinvestment plans (from Item 11, if
            applicable):
                                                                +         0
                                                                 ---------------

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):
                                                                - 3,225,395
                                                                 ---------------


     (iv)   Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to rule  24e-2 (if applicable):
                                                                +         0
                                                                 ---------------

     (v)    Net aggregate price of securities sold and
            issued during the fiscal year in reliance on
            rule 24f-2 [line (i), plus line(ii), less
            line (iii), plus line (iv)] (if applicable):
                                                                          0
                                                                 ---------------

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law or
            regulation (see Instruction C.6):
                                                                x
                                                                 ---------------

     (viii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                        - 0 -
                                                                 ---------------
                                                                 ---------------

INSTRUCTION:

     Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).


                                                            /  /


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




               Registration Fees for Certain Investment Companies





By (Signature and Title)  /s/ Stephen LaRosa
                        ---------------------------------------------------
                              Stephen LaRosa
                              Assistant Treasurer






Date  December 16, 1996
     --------------------


      *Please print the name and title of the signing officer below the signature.

                    CERTIFICATE OF THE ASSISTANT TREASURER OF
                     VALUE LINE INTERMEDIATE BOND FUND, INC.
                  (FORMERLY THE VALUE LINE ADJUSTABLE RATE U.S.
                        GOVERNMENT SECURITIES FUND, INC.)


     I hereby certify that I am the Assistant Treasurer of the Value Line Intermediate Bond Fund, Inc. (formerly the Value Line Adjustable Rate U.S. Government Securities Fund, Inc.) (the "Fund") and that of the 127,591 shares of common stock, $.001 par value, sold by the Fund during its fiscal year ended October 31, 1996 (excluding 70,805 shares issued to shareholders in reinvestment of dividends), all were issued and payment had been received therefor by October 31, 1996.

     I further certify that as of October 31, 1996 the authorized capital of the Fund was 300,000,000 shares, and that as of that date 1,770,292 shares were issued and outstanding and no shares were held in the treasury of the Fund.



                                        /s/ Stephen LaRosa
                                        -----------------------------------
                                        Stephen LaRosa
                                        Assistant Treasurer

                                        Date:  12/16/96
                                             ------------------------------

                               PETER D. LOWENSTEIN
                                 ATTORNEY AT LAW
                         TWO GREENWICH PLAZA, SUITE 100
                          GREENWICH, CONNECTICUT  06830
                                  203 622-3932
                               FAX 203 622-0321




                                        December 16, 1996




Value Line Intermediate Bond Fund, Inc.
(Formerly The Value Line Adjustable Rate
U.S. Government Securities Fund, Inc.)
220 East 42nd Street
New York, NY 10017

            Re:  Rule 24f-2 Registration of Shares

Gentlemen:

     I am familiar with the proceedings taken by Value Line Intermediate Bond Fund, Inc. (formerly The Value Line Adjustable Rate U.S. Government Securities Fund, Inc.), a Maryland corporation (the "Fund"), in connection with the registration and sale of shares of its common stock, par value $.001 per share, under the Securities Act of 1933 and in accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, as amended, and as described and set forth in its Registration Statement on Form N-1A and in the Prospectus constituting a part of said Registration Statement.

     I have examined such corporate records of the Fund and other documents and considered such questions of law as I have considered necessary as a basis for this opinion. Specifically, I have examined a "Rule 24f-2 Notice", dated December 16, 1996, signed by your Assistant Treasurer, and a certificate of the Assistant Treasurer which states that all of the 127,591 shares issued during the year ending October 31, 1996 (excluding shares issued in reinvestment of dividends), all such shares were fully paid as of such date.

     Based upon the foregoing, I am of the opinion that the shares of the Fund described in the Notice, the registration of which is made definite by the filing of the Notice, were legally issued, fully paid and non-assessable.

     I consent to this opinion accompanying the Notice.

                                        Very truly yours,

                                        /s/ Peter D. Lowenstein

                                        Peter D. Lowenstein